Income Taxes - Additional Information (Detail) € in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Income Tax Disclosure [Line Items]
Provision for income taxes				$ 298,000,000	$ 360,000,000	$ 467,000,000
Non-tax deductible charge incurred	$ 502,000,000	€ 450	$ 551,000,000
Undistributed earnings in subsidiaries				5,300,000,000
Deferred income taxes				69,000,000	97,000,000	(22,000,000)
Deferred tax liability on total undistributed earnings				$ 50,000,000
Joint venture ownership percentage				50.00%
Deferred taxes				$ 8,000,000
Deferred tax assets, valuation allowances				1,490,000,000	1,361,000,000
Gross tax loss carry forwards with indefinite lives				3,000,000,000
Unrecognized tax benefits, that would affect effective tax rate, if recognized				143,000,000
Income tax related interest and penalties recognized expense				7,000,000	2,000,000	(8,000,000)
Income tax related interest and penalties accrued				$ 12,000,000	$ 16,000,000	$ 17,000,000
Minimum [Member]
Income Tax Disclosure [Line Items]
Income tax examination year				2003
Maximum [Member]
Income Tax Disclosure [Line Items]
Income tax examination year				2016
2017 [Member]
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration				$ 37,000,000
2018 [Member]
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration				141,000,000
2019 [Member]
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration				155,000,000
2020 [Member]
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration				115,000,000
2021 and beyond [Member]
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration				563,000,000
2019 [Member]
Income Tax Disclosure [Line Items]
Tax credit carry forwards, subject to expiration				2,000,000
2020 [Member]
Income Tax Disclosure [Line Items]
Tax credit carry forwards, subject to expiration				8,000,000
2021 and beyond [Member]
Income Tax Disclosure [Line Items]
Tax credit carry forwards, subject to expiration				91,000,000
Subsidiaries Outside U.K. [Member]
Income Tax Disclosure [Line Items]
Deferred income taxes				0
Latin America [Member]
Income Tax Disclosure [Line Items]
Income tax charge in connection with reorganization				59,000,000
Brazil and Argentina [Member]
Income Tax Disclosure [Line Items]
Income tax charge in connection with reorganization				58,000,000
Other Latin America [Member]
Income Tax Disclosure [Line Items]
Income tax charge in connection with reorganization				$ 1,000,000
U.K.
Income Tax Disclosure [Line Items]
Statutory federal income tax rate				20.00%	20.00%	22.00%